Business Combinations (Acquisition of RaidCall, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 24, 2013
Business Acquisition [Line Items]
Goodwill	$ 10,257	$ 27,504
RaidCall [Member]
Business Acquisition [Line Items]
Cash consideration			$ 47,627
Tangible assets			20,016
Identifiable intangible assets acquired			17,888
Goodwill			33,740
Fair value of non-controlling interest			(17,172)
Liabilities assumed			(6,845)
Total			$ 47,627